Lennar Multifamily Segment Lennar Multifamily Segment (Assets and Liabilities Related to the Multifamily Segment) (Details) - USD ($) $ in Thousands		Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 1,281,814	$ 970,505	$ 1,310,743	$ 1,163,604
Property, plant and equipment, net		143,164	181,423
Total assets	[1]	12,958,267	11,273,247
Total liabilities	[2]	7,706,965	6,645,777
Lennar Multifamily [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		2,186	519	$ 565
Land under development		120,666	88,260
Consolidated inventory not owned		5,508	10,500
Investments in unconsolidated entities		105,674	46,301
Property, plant and equipment, net		15,740	0
Other assets		18,240	1,509
Total assets	[1]	268,014	147,089
Accounts payable		48,235	17,518
Notes payable and other debts payable (3)		0	13,858
Liabilities related to consolidated inventory not owned		4,008	10,150
Total liabilities	[2]	$ 52,243	$ 41,526

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.
[2]	As of November 30, 2014, total liabilities include $149.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $6.8 million is included in Lennar Homebuilding accounts payable, $45.0 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $61.6 million in Lennar Homebuilding senior notes and other debts payable, $14.8 million in Lennar Homebuilding other liabilities and $21.5 million in Rialto liabilities.As of November 30, 2013, total liabilities include $294.8 million related to consolidated VIEs as to which there was no recourse against the Company, of which $3.0 million is included in Lennar Homebuilding accounts payable, $191.6 million in Lennar Homebuilding liabilities related to consolidated inventory not owned, $75.1 million in Lennar Homebuilding senior notes and other debts payable, $4.9 million in Lennar Homebuilding other liabilities and $20.2 million in Rialto liabilities.